Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Cash and cash equivalents [abstract]
Cash and bank balances	₨ 23,300		₨ 27,808	₨ 63,518
Demand deposits with banks	21,625		24,902	35,531
Cash and cash equivalents	₨ 44,925	$ 690	₨ 52,710	₨ 99,049